LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long Term Prepayment Deposits and Other Assets [Abstract]
Deferred financing costs, net	$ 35,927	$ 16,183
Deposits and advance payments for acquisition of property and equipment	23,482	7,709
Input value-added tax, net	21,316	19,232
Entertainment production costs, net	16,833	0
Other long-term assets	15,194	17,983
Other deposits	11,129	11,178
Deferred rent assets	7,366	17,905
Long-term prepayments	603	10,130
Long-term casino accounts receivable, net of allowances for credit losses of $2,391 and $2,377	0	0
Long-term prepayments, deposits and other assets	$ 131,850	$ 100,320